Segment Information - Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 638,183	$ 559,372
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	161,754	157,279
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	158,949	154,843
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,805	2,436
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	452,217	376,015
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	373,609	304,571
Other Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	78,608	71,444
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 24,212	$ 26,078